CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY - Condensed statements of cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net Cash (Used in) Provided by Operating Activities	$ 2,259,466	$ 1,601,481	$ (31,213,199)
Cash Flows from Investing Activities:
Net Cash Used in Investing Activities	(6,312,936)	(3,777,782)	(6,414,339)
Cash Flows from Financing Activities:
Issuance of ordinary shares pursuant to initial public offering, net of issuance costs			26,507,760
Issuance of ordinary shares pursuant to over-allotment, net of issuance costs			4,154,987
Issuance of units pursuant to a private placement, net of issuance costs			9,852,486
Net Cash Provided by Financing Activities	847,350	295,765	36,085,744
Effect of exchange rate changes on cash and cash equivalents	(156,895)	(323,238)	152,389
Net decrease in cash, cash equivalents and restricted cash	(3,363,015)	(2,203,774)	(1,389,405)
Cash, cash equivalents and restricted cash at beginning of year	6,679,077	8,882,851	10,272,256
Cash, cash equivalents and restricted cash at end of year	3,316,062	6,679,077	8,882,851
Parent Company
Cash Flows from Operating Activities:
Net Cash (Used in) Provided by Operating Activities	(755,736)	(706,913)	(824,929)
Cash Flows from Investing Activities:
Loans made to subsidiaries		(500,000)	(38,300,000)
Collection of loans from subsidiaries	503,854
Net Cash Used in Investing Activities	503,854	(500,000)	(38,300,000)
Cash Flows from Financing Activities:
Issuance of ordinary shares pursuant to initial public offering, net of issuance costs			26,597,919
Issuance of ordinary shares pursuant to over-allotment, net of issuance costs			4,154,987
Issuance of units pursuant to a private placement, net of issuance costs			9,852,486
Net Cash Provided by Financing Activities			40,605,392
Effect of exchange rate changes on cash and cash equivalents	(30,923)	(21,907)	127,317
Net decrease in cash, cash equivalents and restricted cash	(282,805)	(1,228,820)	1,607,780
Cash, cash equivalents and restricted cash at beginning of year	378,987	1,607,807	27
Cash, cash equivalents and restricted cash at end of year	$ 96,182	$ 378,987	$ 1,607,807